Leases - Schedule Of Future Minimum Lease Payments Under Non-Cancellable Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
2024	$ 402
2025	371
2026	367
2027	412
2028	412
Thereafter	1,220
Total future minimum lease payments	3,184
Less: imputed interest	(851)
Total	2,333
Operating Lease Right Of Use Asset Current	0	$ 0
Operating lease liability, current	(222)	(205)
Operating lease liability	2,111	2,300
Finance Leases
2024	10
2025	32
2026	65
Total future minimum lease payments	107
Less: imputed interest	(8)
Total	99
Finance lease right-of-use asset, current	1	1
Finance lease, liability, current	(6)	(377)
Finance lease liability	$ 94	$ 98